Expenses	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule Of Expenses
Expenses

Note 3. Expenses

	Consolidated
	31 December 2024	31 December 2023
	A$	A$

Loss before income tax includes the following specific expenses:

Depreciation	263,003	255,811
Superannuation	459	554

	263,462	256,365

Corporate and consultants	1,144,221	256,609

Finance costs
Finance charges	327,324	348,433
Amortization of financial liability	324,962	(55,192)

Finance costs expensed	652,286	293,241

Note 4. Expenses

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Loss before income tax includes the following specific expenses:

Depreciation	592,385	456,904	346,828
Superannuation	894	1,151	2,291
Corporate and Consultants	1,264,728	739,380	907,623
Finance Charges	695,312	359,031	142,065

Finance costs expensed	2,553,319	1,556,466	1,398,807

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024